CONSOLIDATED BALANCE SHEETS	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
CURRENT ASSETS
Cash	$ 651,490	$ 741,868
Restricted cash – Current	500,000	0
Short-term investments	51,723	56,021
Accounts receivable, net	89,248	1,653
Prepaid and other receivable	525,429	179,647
Due from related parties	191,595	432,676
Loan receivable - current	0	131,036
Assets held for sale	20,335,836	0
Total current assets	22,345,321	1,542,901
Restricted cash – non-current	140,391	67,821
Property, plant and equipment, net	69,568,551	23,240,470
Right of use assets	690,932	958,477
Intangible assets, net	966,533	1,082,061
Acquisition deposits	760,000	7,364,241
Deferred tax assets	778,552	0
Goodwill	951,346	1,030,399
Deferred offering cost	0	940,214
TOTAL ASSETS	96,201,626	36,226,584
CURRENT LIABILITIES
Accounts payable	1,025,892	278,544
Accrued liabilities	1,820,872	1,465,318
Other tax payable	932,402	1,435,045
Due to related parties	4,165,912	7,219,022
Deferred revenue	1,321,673	532,520
Lease liability - current	196,996	211,600
Liabilities related to assets held for sale	19,709,383	0
Bank loans - current	47,694,700	542,264
Other loan payable- current	467,976	0
Convertible notes	1,214,375	0
Derivative liability - current	378,132	0
Income tax payable	1,528,630	1,598,153
Total current liabilities	80,456,943	13,282,466
Deferred tax liabilities	225,060	243,762
Lease liability, non-current	493,936	746,877
Bank loans, non-current	0	18,278,316
Other loan payable, non-current	741,469	0
Derivative liability, non-current	1,565,570	0
TOTAL LIABILITIES	83,482,978	32,551,421
Commitments
EQUITY
Common shares, no par value, unlimited shares authorized, 39,250,000 and 35,000,000 issued and outstanding as of March 31, 2023 and March 31, 2022, respectively and additional paid-in capital	14,106,238	665,985
(Deficits) retained earnings	(886,765)	2,587,747
Accumulated other comprehensive (loss) income	(549,736)	185,179
Total shareholders’ equity attributable to the Company	12,669,737	3,438,911
Noncontrolling interest	48,911	236,252
Total shareholders’ equity	12,718,648	3,675,163
TOTAL LIABILITIES AND EQUITY	$ 96,201,626	$ 36,226,584